Unaudited Pro Forma Information of Results of Operations as Rave Acquisition had Occurred (Detail) - Rave Theatres $ in Thousands	12 Months Ended
Dec. 31, 2013 USD ($)
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Total revenues	$ 2,777,458
Income before income taxes	$ 275,657